UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

S&P 500 Bull 2.5X Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 71.8%
MONEY MARKET FUNDS - 71.8%
7,521,814	Fidelity Institutional Money Market Government Portfolio	$7,521,814
7,521,814	Fidelity Institutional Money Market Portfolio	7,521,814
7,521,814	Goldman Sachs Financial Square Government Fund	7,521,814
7,521,814	Goldman Sachs Financial Square Federal Fund	7,521,814
7,521,815	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	7,521,815
	TOTAL SHORT TERM INVESTMENTS (Cost $37,609,071)	$37,609,071

	TOTAL INVESTMENTS (Cost $37,609,071) - 71.8%	$37,609,071
	Other Assets in Excess of Liabilities - 28.2%	14,775,011
	TOTAL NET ASSETS - 100.0%	$52,384,082

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Short Futures Contracts
July 31, 2009 (Unaudited)
		Unrealized
Contracts		Depreciation
40	S&P 500 Mini Futures
	Expiring September 2009 (Underlying Face Amount at Market Value $1,967,500)	$(14,170)

S&P 500 Bull 2.5X Fund
Long Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	S&P 500 Index	132,650	$129,551,132	6/4/2010	$1,455,950

S&P 500 Bear 2.5X Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 62.2%
MONEY MARKET FUNDS - 62.2%
1,350,327	Fidelity Institutional Money Market Government Portfolio	$1,350,327
1,350,327	Fidelity Institutional Money Market Portfolio	1,350,327
1,350,327	Goldman Sachs Financial Square Government Fund	1,350,327
1,350,328	Goldman Sachs Financial Square Federal Fund	1,350,328
1,350,328	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,350,328
	TOTAL SHORT TERM INVESTMENTS (Cost $6,751,637)	$6,751,637

	TOTAL INVESTMENTS (Cost $6,751,637) - 62.2%	$6,751,637
	Other Assets in Excess of Liabilities - 37.8%	4,099,537
	TOTAL NET ASSETS - 100.0%	$10,851,174

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	S&P 500 Index	27,550	$25,773,389	6/4/2010	$(1,440,568)

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.8%
MONEY MARKET FUNDS - 73.8%
3,530,940	Fidelity Institutional Money Market Government Portfolio	$3,530,940
3,530,940	Fidelity Institutional Money Market Portfolio	3,530,940
3,530,940	Goldman Sachs Financial Square Federal Fund	3,530,940
3,530,940	Goldman Sachs Financial Square Government Fund	3,530,940
3,530,939	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	3,530,939
	TOTAL SHORT TERM INVESTMENTS (Cost $17,654,699)	$17,654,699

	Total Investments (Cost $17,654,699) - 73.8%	$17,654,699
	Other Assets in Excess of Liabilities - 26.2%	6,258,687
	TOTAL NET ASSETS - 100.0%	$23,913,386

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Long Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	37,265	$59,717,433	1/24/2011	$30,060

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 59.1%
MONEY MARKET FUNDS - 59.1%
536,271	Fidelity Institutional Money Market Government Portfolio	$536,271
536,272	Fidelity Institutional Money Market Portfolio	536,272
536,272	Goldman Sachs Financial Square Government Fund	536,272
536,272	Goldman Sachs Financial Square Federal Fund	536,272
536,272	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	536,272
	TOTAL SHORT TERM INVESTMENTS (Cost $2,681,359)	$2,681,359

	Total Investments (Cost $2,681,359) - 59.1%	$2,681,359
	Other Assets in Excess of Liabilities - 40.9%	1,859,096
	TOTAL NET ASSETS - 100.0%	$4,540,455

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	7,015	$10,704,793	6/4/2010	$(542,777)

Latin American Bull 2X Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 0.1%
1,200	iShares MSCI Brazil Index Fund	$69,120
	TOTAL INVESTMENT COMPANIES (Cost $45,729)	$69,120

SHORT TERM INVESTMENTS - 44.2%
MONEY MARKET FUNDS - 44.2%
6,703,511	Fidelity Institutional Money Market Government Portfolio	$6,703,511
6,703,511	Fidelity Institutional Money Market Portfolio	6,703,511
6,703,511	Goldman Sachs Financial Square Federal Fund	6,703,511
6,703,511	Goldman Sachs Financial Square Government Fund	6,703,511
6,703,510	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	6,703,510
	TOTAL SHORT TERM INVESTMENTS (Cost $33,517,554)	$33,517,554

	Total Investments (Cost $33,563,283) - 44.3%	$33,586,674
	Other Assets in Excess of Liabilities - 55.7%	42,292,886
	TOTAL NET ASSETS - 100.0%	$75,879,560

Percentages are stated as a percent of net assets.

Latin American Bull 2X Fund
Long Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation/(Depreciation)
Merrill Lynch	iShares S&P Latin America 40 Index	2,544,607	$95,127,016	7/1/2010	$1,365,207
Merrill Lynch	iShares S&P Latin America 40 Index	175,000	6,286,635	7/6/2010	349,016
Merrill Lynch	iShares S&P Latin America 40 Index	20,000	717,218	7/8/2010	41,417
Merrill Lynch	iShares S&P Latin America 40 Index	75,000	2,704,140	7/9/2010	140,824
Merrill Lynch	iShares S&P Latin America 40 Index	140,000	5,195,540	7/12/2010	115,571
Merrill Lynch	iShares S&P Latin America 40 Index	31,200	1,031,282	7/23/2010	143,281
Merrill Lynch	iShares S&P Latin America 40 Index	85,000	2,922,190	7/26/2010	278,073
Merrill Lynch	iShares S&P Latin America 40 Index	140,000	4,845,120	7/27/2010	425,814
Merrill Lynch	iShares S&P Latin America 40 Index	15,000	525,375	7/29/2010	39,400
Merrill Lynch	iShares S&P Latin America 40 Index	55,000	1,815,935	8/13/2010	255,888
Merrill Lynch	iShares S&P Latin America 40 Index	220,000	7,702,745	8/16/2010	585,503
Merrill Lynch	iShares S&P Latin America 40 Index	25,000	888,328	8/17/2010	53,574
Merrill Lynch	iShares S&P Latin America 40 Index	155,000	5,688,035	8/20/2010	151,934
Merrill Lynch	iShares S&P Latin America 40 Index	109,000	4,108,428	8/23/2010	(915)
Merrill Lynch	iShares S&P Latin America 40 Index	12,500	470,163	8/24/2010	898
Merrill Lynch	iShares S&P Latin America 40 Index	20,000	757,074	8/27/2010	(3,350)
Merrill Lynch	iShares S&P Latin America 40 Index	140,000	5,257,140	8/30/2010	19,827
Merrill Lynch	iShares S&P Latin America 40 Index	66,000	2,488,530	8/31/2010	(729)
		4,028,307	$148,530,892		$3,961,232

Dollar Bull 2.5X Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 141.2%
MONEY MARKET FUNDS - 141.2%
237,320	Fidelity Institutional Money Market Government Portfolio	$237,320
237,320	Fidelity Institutional Money Market Portfolio	237,320
237,320	Goldman Sachs Financial Square Federal Fund	237,320
237,320	Goldman Sachs Financial Square Government Fund	237,320
237,320	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	237,320
	TOTAL SHORT TERM INVESTMENTS (Cost $1,186,600)	$1,186,600

	TOTAL INVESTMENTS (Cost $1,186,600) - 141.2%	$1,186,600
	Liabilities in Excess of Other Assets - (41.2%)	(346,330)
	TOTAL NET ASSETS - 100.0%	$840,270

Percentages are stated as a percent of net assets.

Dollar Bull 2.5X Fund
Futures Contracts
July 31, 2009 (Unaudited)
		Unrealized
Contracts		Depreciation
26	U.S. Dollar Index Futures
	Expiring September 2009 (Underlying Face Amount at Market Value $2,038,400)	$(19,545)

Dollar Bear 2.5X Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 74.2%
MONEY MARKET FUNDS - 74.2%
1,467,931	Fidelity Institutional Money Market Government Portfolio	$1,467,931
1,467,931	Fidelity Institutional Money Market Portfolio	1,467,931
1,467,931	Goldman Sachs Financial Square Federal Fund	1,467,931
1,467,931	Goldman Sachs Financial Square Government Fund	1,467,931
1,467,931	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,467,931
	TOTAL SHORT TERM INVESTMENTS (Cost $7,339,655)	$7,339,655

	TOTAL INVESTMENTS (Cost $7,339,655) - 74.2%	$7,339,655
	Other Assets in Excess of Liabilities - 25.8%	2,555,654
	TOTAL NET ASSETS - 100.0%	$9,895,309

Percentages are stated as a percent of net assets.

Dollar Bear 2.5X Fund
Short Futures Contracts
July 31, 2009 (Unaudited)
		Unrealized
Contracts		Appreciation
317	U.S. Dollar Index Futures
	Expiring September 2009 (Underlying Face Amount at Market Value $24,852,800)	$421,528

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.9%
MONEY MARKET FUNDS - 77.9%
57,268,816	Fidelity Institutional Money Market Government Portfolio	$57,268,816
57,268,816	Fidelity Institutional Money Market: Money Market Portfolio	57,268,816
57,479,949	Goldman Sachs Financial Square Government Fund	57,479,949
57,268,816	Goldman Sachs Financial Square Federal Fund	57,268,816
57,268,815	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	57,268,815
	TOTAL SHORT TERM INVESTMENTS (Cost $286,555,212)	$286,555,212

	Total Investments (Cost $286,555,212) - 77.9%	$286,555,212
	Other Assets in Excess of Liabilities - 22.1%	81,508,522
	TOTAL NET ASSETS - 100.0%	$368,063,734

Percentages are stated as a percent of net assets.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Merrill Lynch	S&P Commodity Trends Indicator	195,838	$402,065,989	2/5/2010	$(23,005,855)

The Direxion Funds
Valuation Measurements

The Funds have adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157")
and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative if fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

S&P 500 Bull 2.5X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 37,609,071	$ -	$ -	$ 37,609,071

Other Financial Instruments*	$ (14,170)	$ 1,455,950	$ -	$ 1,441,780

S&P 500 Bear 2.5X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 6,751,637	$ -	$ -	$ 6,751,637

Other Financial Instruments*	$ -	$ (1,440,568)	$ -	$ (1,440,568)

NASDAQ-100 Bull 2.5X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 17,654,699	$ -	$ -	$ 17,654,699

Other Financial Instruments*	$ -	$ 30,060	$ -	$ 30,060

NASDAQ-100 Bear 2.5X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 2,681,359	$ -	$ -	$ 2,681,359

Other Financial Instruments*	$ -	$ (542,777)	$ -	$ (542,777)

Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 69,120	$ -	$ -	$ 69,120

Short-Term Investments	$ 33,517,554	$ -	$ -	$ 33,517,554

Other Financial Instruments*	$ -	$ 3,961,232	$ -	$ 3,961,232

Dollar Bull 2.5X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 1,186,600	$ -	$ -	$ 1,186,600

Other Financial Instruments*	$ (19,545)	$ -	$ -	$ (19,545)

Dollar Bear 2.5X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 7,339,655	$ -	$ -	$ 7,339,655

Other Financial Instruments*	$ 421,528	$ -	$ -	$ 421,528

Commodity Trends Strategy Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 286,555,212	$ -	$ -	$ 286,555,212

Other Financial Instruments*	$ -	$ (23,005,855)	$ -	$ (23,005,855)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	S&P 500 Bull 2.5X Fund	S&P 500 Bear 2.5X Fund	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund
Cost of investments	$37,609,071	$6,751,637	$17,654,699	$2,681,359
Gross unrealized appreciation	1,438,090	0	62,275	211
Gross unrealized depreciation	(1,438,090)	(0)	(62,275)	(211)
Net unrealized appreciation/(depreciation)	$0	$0	$0	$0

	Latin America Bull 2X Fund	Dollar Bull 2.5X Fund	Dollar Bear 2.5X Fund	Commodity Trends Strategy Fund
Cost of investments	$33,612,851	$1,186,600	$7,339,655	$286,555,212
Gross unrealized appreciation	3,285,539	0	0	5,926,968
Gross unrealized depreciation	(3,311,716)	(0)	(0)	(5,926,968)
Net unrealized appreciation/(depreciation)	$(26,177)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                  Daniel D. O’Neill, President

Date     9/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Daniel D. O’Neill
                                                  Daniel D. O’Neill, President

Date      9/23/09

By (Signature and Title)*  /s/ Guy F. Talarico
                                                    Guy F. Talarico, Principal Financial Officer

Date      9/24/09

* Print the name and title of each signing officer under his or her signature.